SHARE CAPITAL	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
SHARE CAPITAL

a) Authorized Capital

Unlimited number of common shares, participating, voting (voting right of 1 vote per share), with no par value.

1,100,000 Class “B” common shares, non-participating, voting (voting right of 1,000 votes per share), with no par value.

b) Issued and Outstanding Common Shares

Effective June 8, 2016, the common shares of the Company were consolidated at the ratio of one new common share for every 50 old common shares. The Company issued 12,306 shares to round up fractional entitlements resulting from the consolidation. The number of common shares and basic profit or loss per share calculations disclosed in these financial statements have been adjusted to reflect the retroactive application of this share consolidation.

c) Issuance of Common Series A shares

(i)	Conversion of Convertible Promissory Notes

During the six months ended June 30, 2018 the Company issued 9,913,271 Common Series A shares pursuant to the conversion of certain Convertible Promissory Notes totaling US$514,070, including interest and fees.

(ii)	Share based Payments

On February 1, 2018 the Company entered into two consulting agreements for the provision of business strategy and compliance services. The Company issued 600,000 Common Series A shares valued at $7,373.

(iii)	Conversion of Convertible Promissory Notes

During the six months ended June 30, 2019 the Company issued 75,839,973 Common Series A shares pursuant to the conversion of certain Convertible Promissory Notes totaling US$342,559, including interest and fees.

d) Issuance of Common series B shares

On January 2, 2019, the Company passed a resolution to increase the authorized number of Class “B” common shares from 100,000 to 1,100,000. On the same day, the Company issued 1,000,000 Class “B” common shares at $0.0001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company.

e) Share Purchase Warrants

As at March 31, 2019 and December 31, 2018, the Company had no share purchase warrants outstanding.

f) Share Options

The continuity of share options for the six months ended June 30, 2019 is summarized below:

Expiry Date	Exercise Price		January 1, 2019	Granted	Exercised	Cancelled	June 30, 2019

February 14, 2027	$	US0.006	-	10,000,000	-	-	10,000,000

g) Escrow Shares

On September 19, 2014, the Company entered into an escrow agreement with a creditor. The Company agreed to pay the creditor $2,500 upon signing of the agreement and to issue 75,000 shares (1,500 post-consolidation shares) to be held in escrow. The Company was obligated to pay the creditor a further $7,334 (US$6,687) forty five days after the Company’s stock becomes DWAC-eligible. On December 22, 2016, the Company paid $5,374 (US$4,000) and the creditor agreed to release the shares from escrow.

As of March 31, 2019, the 1,500 shares were held in trust by the corporate lawyer and have not been returned to the Company’s Treasury.